UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-4258

Value Line Convertible Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.            10017
--------------------------------------------------------------------------------
(Address of principal executive offices)        (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2006

Date of reporting period: October 31, 2005

Item I. Reports to Stockholders.

      A copy of the Annual Report to Stockholders for the period ended 10/31/05 is included with this Form.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                October 31, 2005
--------------------------------------------------------------------------------

                                   Value Line
                                   Convertible
                                   Fund, Inc.


                                    [LOGO](R)
                                   ----------
                                   Value Line
                                    No-Load
                                     Mutual
                                     Funds

Value Line Convertible Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

For the six-month period ended on October 31, 2005, your Fund returned 6.97%, outperforming its benchmark, the Goldman Sachs Convertible Index (1) by 1.84% as the Index gained 5.13% for the period. In addition, the Fund outperformed the unmanaged S&P 500 Index (2) which generated a total return of 5.27%.

Despite high energy prices and steadily rising interest rates, the convertible and equity markets put in a relatively strong showing. Part of this was due to the strength in energy and commodity issues whose profits climbed on higher prices. However, earnings and profits for many companies outside of these areas, also showed strength and took the markets higher.

Interest rates rose as the Federal Reserve Board continued its restrictive monetary policy. With the rise of energy and other commodity prices, the Board became increasingly concerned over inflationary risks, thereby increasing rates in a measured pace to counteract any inflationary threat. Both short and long term interest rates rose during the period, pulling down bond prices and keeping convertibles and equities from even greater gains.

During the period, the Fund's performance benefited from an overweight in energy and commodity issues, along with significant positions in industrial and selective technology issues which outperformed.

Looking forward, the outlook is uncertain. High oil prices and higher interest rates appear to have some staying power. This introduces uncertainty as to whether these conditions will hamper economic growth, slow the housing market and reduce consumer spending. How much higher energy prices and interest rates rise from current levels will be critical. If oil prices can stabilize at current levels or go lower, this would be more favorable to the convertible market as well as equities. In regard to the direction of interest rates, this is dependent upon Federal Reserve policy. It appears that the Federal Reserve has not completely finished raising interest rates with the consensus forecast being three more 25 basis point rate hikes.

Amidst this uncertainty, our current strategy is to favor middle of the road convertibles with low to moderate risk and higher credit quality. We have modestly increased our more equity sensitive convertibles in those sectors

--------------------------------------------------------------------------------
(1) The Goldman Sachs Convertible Index invests primarily in convertible bonds and convertible preferred stock. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

(2) The Standard & Poor's 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.


--------------------------------------------------------------------------------
2

                                               Value Line Convertible Fund, Inc.

Convertible Fund Shareholders
--------------------------------------------------------------------------------

we believe have more favorable prospects, containing solid fundamentals and offering the potential for greater price appreciation.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President
December 5, 2005


Economic Observations

The business expansion is likely to proceed at a somewhat slower pace of 3.0%-3.5% during the latter stages of 2005 than we had expected earlier, reflecting the major damage done to the Gulf Coast's economic underpinnings by the recent hurricanes in that region. As before, the economic up cycle should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3.0%-3.5% in 2006.

Helping to sustain this upturn next year are likely to be solid levels of activity in the manufacturing area and the service sector. In fact, the need to rebuild portions of the hurricane-ravaged Gulf area should give the economy a modest boost. Such growth will probably be accompanied by still moderate, but somewhat higher, rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the high price of oil. Should that commodity stabilize in price over the next several months, as we assume, the sustainability of the long economic expansion, as well as the prolonged period of comparative price stability, probably would continue. Any material and sustained increase in oil prices from these recent levels would logically threaten this economic and inflation stability.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close over the next several months--if not sooner--without undue harm to the lengthy economic and corporate earnings up cycles.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 through October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         5/1/05
                                                          value            value           thru
                                                         5/1/05          10/31/05        10/31/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,069.70        $ 8.45
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,017.04        $ 8.24

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.62% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                               Value Line Convertible Fund, Inc.

Portfolio Highlights at October 31, 2005
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                 Principal Amount               Percentage of
Issue                                                                or Shares        Value      Net Assets
-------------------------------------------------------------------------------------------------------------
Halliburton Co. 3 1/8%, 7/15/2023 ..............................      $300,000       $495,750        1.4%
Agere Systems, Inc. 6 1/2%, 12/15/2009 .........................      $500,000        495,625        1.4%
Tyco International Group S.A. Series "A" 2 3/4%, 1/15/2018 .....      $400,000        468,000        1.3%
Amerada Hess Corp. 7%, Pfd. ....................................         4,000        426,240        1.2%
NII Holdings, Inc. 2 7/8%, 2/1/2034 ............................      $250,000        412,187        1.1%
Lucent Technologies Capital Trust I 7 3/4%, Pfd. ...............           400        397,850        1.1%
Community Health Systems, Inc. 4 1/4%, 10/15/2008 ..............      $350,000        391,125        1.1%
Host Marriott Corp. Financial Trust 6 3/4%, Pfd. ...............         7,000        390,250        1.1%
FPL Group, Inc. 8%, Pfd. .......................................         6,000        388,560        1.1%
Pride International, Inc. 3 1/4%, 5/1/2033 .....................      $300,000        375,000        1.0%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following table was represented as a pie chart in the printed material.]

Convertible Securities ........................................     80.7%
Common Stocks .................................................     10.9%
Cash & Other ..................................................      8.4%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

[The following table was represented as a bar chart in the printed material.]

Consumer, Non-cyclical ........................................     20.6%
Financial Services ............................................     15.9%
Communications ................................................     15.2%
Industrial Services ...........................................     12.7%
Energy ........................................................      9.4%
Consumer, Cyclical ............................................      7.8%
Technology ....................................................      7.6%
Utilities .....................................................      5.7%
Basic Materials ...............................................      2.8%
Diversified ...................................................      1.5%
Government ....................................................      0.8%


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS & NOTES (58.0%)

             ADVERTISING (0.6%)
 $  200,000  Lamar Advertising Co. 2 7/8%,
               12/31/2010 ....................................        $  213,000

             AEROSPACE/DEFENSE (0.4%)
    150,000  Alliant Techsystems, Inc. 2 3/4%,
               2/15/2024 .....................................           153,750

             AIR TRANSPORT (0.3%)
    250,000  Mesa Air Group, Inc. 2.4829%,
               6/16/2023 .....................................           125,625

             AUTO & TRUCK (1.0%)
    400,000  Navistar Financial Corp. 4 3/4%,
               4/1/2009 ......................................           371,500

             BIOTECHNOLOGY (0.6%)
    200,000  Invitrogen Corp. 2%, 8/1/2023 ...................           211,250

             BIOTECHNOLOGY/DRUG (0.2%)
    100,000  MGI Pharma, 1.6821%,
               3/2/2024 ......................................            63,125

             BUILDING MATERIALS (0.9%)
    250,000  Fluor Corp. 1 1/2%, 2/15/2024 ...................           307,187

             CABLE TV (0.7%)
    250,000  Mediacom Communications Corp.
               5 1/4%, 7/1/2006 ..............................           245,000

             COMPUTER SOFTWARE & SERVICES (3.2%)
    350,000  CIBER, Inc. 2 7/8%, 12/15/2023 ..................           292,250
    250,000  Comverse Technology, Inc. Zero
               Coupon, 5/15/2023 .............................           360,938
    200,000  DST Systems, Inc. Series "B"
               3 5/8%, 8/15/2023 .............................           247,250
    100,000  Fair Isaac Corp. 1 1/2%, 8/15/2023 ..............           108,000
    150,000  Mercury Interactive Corp. Zero
               Coupon, 5/1/2008 ..............................           152,250
                                                                      ----------
                                                                       1,160,688
             DIVERSIFIED COMPANY (2.6%)
   150,000   Danaher Corp. Zero Coupon,
               1/22/2021 .....................................           118,313
   300,000   GATX Corp. 7 1/2%, 2/1/2007 .....................           359,625

   400,000   Tyco International Group S.A
               Series "A" 2 3/4%, 1/15/2018 ..................           468,000
                                                                      ----------
                                                                         945,938
             DRUG (5.2%)
   200,000   deCODE genetics, Inc. 3 1/2%,
               4/15/2011 .....................................           168,500
   250,000   Genzyme Corp. 1 1/4%, 12/1/2023 .................           289,688
   100,000   Protein Design Labs, Inc. 2%,
               2/15/2012* ....................................           132,875
   300,000   Sepracor, Inc. 5%, 2/15/2007 ....................           298,125
   200,000   Teva Pharmaceutical Finance,
               LLC Series "A" 1/2%, 2/1/2024 .................           219,000
   350,000   Valeant Pharmaceuticals
               International Co. 4%,
               11/15/2013 ....................................           299,250
   150,000   Watson Pharmaceuticals, Inc.
               1 3/4%, 3/15/2023 .............................           148,875
   300,000   Wyeth 3.32%***, 1/15/2024 .......................           307,527
                                                                      ----------
                                                                       1,863,840
             ELECTRICAL UTILITY -- CENTRAL (0.8%)
   250,000   CenterPoint Energy, Inc. 3 3/4%,
               5/15/2023 .....................................           304,063

             ELECTRICAL UTILITY -- EAST (1.2%)
   150,000   Duke Energy Corp. 1 3/4%,
               5/15/2023 .....................................           169,875
   200,000   PPL Energy Supply LLC 2 5/8%,
               5/15/2023 .....................................           253,250
                                                                      ----------
                                                                         423,125
             ELECTRONICS (1.2%)
   250,000   Avnet, Inc. 2%, 3/15/2034 .......................           240,938
   100,000   Harris Corp. 3 1/2%, 8/15/2022 ..................           184,500
                                                                      ----------
                                                                         425,438
             ENTERTAINMENT (1.8%)
   250,000   Walt Disney Co. (The) 2 1/8%,
               4/15/2023 .....................................           253,438
   200,000   Liberty Media Corp. (convertible
               into Time Warner, Inc.
               common) 3/4%, 3/30/2023 .......................           219,250
   250,000   Liberty Media Corp. (convertible
               into Viacom, Inc. Class "B"
               common) 3 1/4%, 3/15/2031 .....................           185,625
                                                                      ----------
                                                                         658,313


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 2005
--------------------------------------------------------------------------------

 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------

             ENTERTAINMENT TECHNOLOGY (0.5%)
$  150,000   Scientific Games Corp. 3/4%,
               12/1/2024 .....................................        $  172,125

             ENVIRONMENTAL (0.6%)
   200,000   Waste Connections, Inc. Floating
               Rate Notes 4.19313%***,
               5/1/2022 ......................................           218,320

             FINANCIAL SERVICES -- DIVERSIFIED (2.7%)
   200,000   Aon Corp. 3 1/2%, 11/15/2012 ....................           321,250
   200,000   CapitalSource, Inc. 3 1/2%,
               7/15/2034 .....................................           186,000
   200,000   Financial Federal Corp. 2%,
               4/15/2034 .....................................           197,750
   250,000   Leucadia National Corp. 3 3/4%,
               4/15/2014 .....................................           269,687
                                                                      ----------
                                                                         974,687
             GROCERY (0.6%)
   250,000   Wild Oats Markets, Inc. due
               5/15/2034, 3 1/4% to 5/15/2011,
               Zero Coupon thereafter* .......................           219,375

             HEALTHCARE INFORMATION SYSTEMS (1.0%)
   400,000   WebMD Corp. 1 3/4%, 6/15/2023 ...................           345,500

             HOTEL/GAMING (1.3%)
   250,000   Host Marriott, L.P. 3 1/4%,
               4/15/2024* ....................................           271,875
   150,000   Starwood Hotels & Resorts
               Worldwide, Inc. 3 1/2%,
               5/16/2023 .....................................           179,812
                                                                      ----------
                                                                         451,687
             HOUSEHOLD PRODUCTS (0.9%)
   250,000   Church & Dwight Company, Inc.
               5 1/4%, 8/15/2033 .............................           320,000

             INDUSTRIAL SERVICES (1.7%)
   200,000   Amdocs Ltd. 1/2%, 3/15/2024 .....................           177,750
   200,000   CSG Systems International, Inc.
               2 1/2%, 6/15/2024 .............................           209,250
   200,000   Quanta Services, Inc. 4 1/2%,
               10/1/2023 .....................................           240,250
                                                                      ----------
                                                                         627,250
             INTERNET (0.8%)
   150,000   Yahoo!, Inc. Zero Coupon,
               4/1/2008 ......................................           271,500

             MACHINERY (1.1%)
   200,000   Actuant Corp. 2%, 11/15/2023 ....................           262,250
   250,000   Roper Industries, Inc. 1.4813%,
               1/15/2034 .....................................           132,187
                                                                      ----------
                                                                         394,437
             MEDICAL SERVICES (2.3%)
   350,000   Community Health Systems, Inc.
               4 1/4%, 10/15/2008 ............................           391,125
   250,000   PSS World Medical, Inc. 2 1/4%,
               3/15/2024 .....................................           244,375
   150,000   SFBC International, Inc. 2 1/4%,
               8/15/2024 .....................................           179,250
                                                                      ----------
                                                                         814,750
             MEDICAL SUPPLIES (3.2%)
   250,000   Advanced Medical Optics, Inc.
               2 1/2%, 7/15/2024 .............................           236,250
   300,000   ALZA Corp. Zero Coupon,
               7/28/2020 .....................................           258,000
   250,000   Bausch & Lomb, Inc. Floating
               Rate Notes, 4.42188%**,
               8/1/2023 ......................................           358,868
   300,000   Edwards Lifesciences Corp.
               3 7/8%, 5/15/2033 .............................           296,250
                                                                      ----------
                                                                       1,149,368
             METALS & MINING -- DIVERSIFIED (0.5%)
   100,000   Freeport-McMoRan Copper &
               Gold, Inc. 7%, 2/11/2011 ......................           168,875

             OILFIELD SERVICES/EQUIPMENT (4.0%)
   250,000   Cooper Cameron Corp. 1 1/2%,
               5/15/2024 .....................................           301,875
   300,000   Halliburton Co. 3 1/8%, 7/15/2023 ...............           495,750
   300,000   Pride International, Inc. 3 1/4%,
               5/1/2033 ......................................           375,000
   200,000   Schlumberger Ltd. 1 1/2%, 6/1/2023 ..............           262,750
                                                                      ----------
                                                                       1,435,375


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

 Principal
   Amount                                                                Value
--------------------------------------------------------------------------------

             POWER (0.3%)
$  100,000   Headwaters, Inc. 2 7/8%,
               6/1/2016* .....................................        $  122,875

             PRECISION INSTRUMENT (0.4%)
   150,000   Eastman Kodak Co. 3 3/8%,
               10/15/2033 ....................................           138,937

             RAILROAD (0.8%)
   300,000   CSX Corp. Zero Coupon,
               10/30/2021 ....................................           271,875

             RECREATION (1.5%)
   100,000   Carnival Corp. 2%, 4/15/2021 ....................           129,250
   250,000   Hasbro, Inc. 2 3/4%, 12/1/2021 ..................           261,562
   200,000   Royal Caribbean Cruises Ltd.
               Zero Coupon, 5/18/2021 ........................           130,500
                                                                      ----------
                                                                         521,312
             RETAIL AUTOMOTIVE (0.5%)
   200,000   Pep Boys -- Manny, Moe & Jack
               (The) 4 1/4%, 6/1/2007 ........................           194,000

             RETAIL BUILDING SUPPLY (0.8%)
   250,000   Lowe's Companies, Inc. 0.861%,
               10/19/2021 ....................................           270,000

             RETAIL -- SPECIAL LINES (0.8%)
   250,000   Best Buy Company, Inc. 2 1/4%,
               1/15/2022 .....................................           276,875

             RETAIL STORE (0.3%)
   100,000   Costco Wholesale Corp., Inc. Zero
               Coupon, 8/19/2017 .............................           109,750

             SEMICONDUCTOR (1.9%)
   150,000   Advanced Micro Devices, Inc.
               4 3/4%, 2/1/2022 ..............................           164,250
   150,000   Bell Microproducts, Inc. Series
               "B" 3 3/4%, 3/5/2024 ..........................           134,812
   250,000   Fairchild Semiconductor Corp.
               5%, 11/1/2008 .................................           245,000
   150,000   Skyworks Solutions, Inc. 4 3/4%,
               11/15/2007 ....................................           146,250
                                                                      ----------
                                                                         690,312
             STEEL -- GENERAL (0.6%)
   200,000   Ryerson Tull, Inc. 3 1/2%,
               11/1/24 .......................................           224,750

             TELECOMMUNICATION SERVICES (2.4%)
   200,000   American Tower Corp. 3%,
               8/15/2012 .....................................           261,250
   200,000   Commonwealth Telephone
               Enterprises, Inc. 3 1/4%,
               7/15/ 2023 ....................................           202,250
   250,000   NII Holdings, Inc. 2 7/8%, 2/1/2034 .............           412,187
                                                                      ----------
                                                                         875,687

             TELECOMMUNICATIONS EQUIPMENT (3.0%)
   500,000   Agere Systems, Inc. 6 1/2%,
               12/15/2009 ....................................           495,625
   150,000   Andrew Corp. 3 1/4%, 8/15/2013 ..................           150,563
   200,000   Anixter International, Inc. Zero
               Coupon, 7/7/2033 ..............................           115,500
   100,000   Juniper Networks, Inc. Zero
               Coupon, 6/15/2008 .............................           123,125
   200,000   Tekelec 2 1/4%, 6/15/2008 .......................           192,500
                                                                      ----------
                                                                       1,077,313
             TIRE & RUBBER (0.6%)
   150,000   Goodyear Tire & Rubber Co.
               4 1/4%, 6/15/2034* ............................           216,187

             TRUCKING (0.7%)
   200,000   Yellow Roadway Corp. 3 3/8%,
               11/25/2023 ....................................           252,500

             WIRELESS NETWORKING (1.5%)
   150,000   Nextel Partners, Inc. 1 1/2%,
               11/15/2008 ....................................           295,500
   200,000   Powerwave Technologies, Inc.
               1 7/8%, 11/15/2024 ............................           233,250
                                                                      ----------
                                                                         528,750
             TOTAL CONVERTIBLE CORPORATE BONDS &
               NOTES (Cost $20,142,453) ......................        20,806,214
                                                                      ----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 2005
--------------------------------------------------------------------------------

   Shares                                                                Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (22.7%)

             AUTO & TRUCK (0.4%)
     5,000   Ford Motor Company Capital Trust
               II 6 1/2%, Pfd. ...............................        $  159,450

             BANK (0.7%)
     1,000   State Street Corp. 6 3/4%, Pfd. .................           244,000

             BEVERAGE -- ALCOHOLIC (0.7%)
     7,000   Constellation Brands, Inc. 5 3/4%,
               Series "A" Pfd. ...............................           249,130

             CHEMICAL -- DIVERSIFIED (0.6%)
     5,000   Huntsman Corp. 5%, Pfd. .........................           220,500

             DRUG (0.7%)
     5,000   Schering-Plough Corp. 6%, Pfd. ..................           263,600

             ELECTRICAL UTILITY -- CENTRAL (0.6%)
     6,000   Aquila, Inc. 6 3/4%, Pfd. .......................           196,788

             ELECTRICAL UTILITY -- EAST (1.4%)
     6,000   FPL Group, Inc. 8%, Pfd. ........................           388,560
     2,000   PNM Resources, Inc. 6 3/4%, Pfd. ................            96,200
                                                                      ----------
                                                                         484,760
             ENVIRONMENTAL (0.4%)
     3,000   Allied Waste Industries, Inc.
               6 1/4%, Pfd ...................................           140,790

             FINANCIAL SERVICES -- DIVERSIFIED (1.8%)
         3   Federal National Mortgage
               Association 5 3/8%, Pfd.* .....................           273,435
     5,000   Hartford Financial Services Group,
               Inc. (The) 7%, Pfd. ...........................           357,900
                                                                      ----------
                                                                         631,335
             GROCERY (0.4%)
     6,000   Albertson's, Inc. 7 1/4%, Pfd. ..................           145,200

             HOTEL/GAMING (1.1%)
     7,000   Host Marriott Corp. Financial Trust
               6 3/4%, Pfd. ..................................           390,250

             INSURANCE -- LIFE (2.7%)
     5,000   Conseco, Inc. 5 1/2%, Pfd. ......................           129,375
     8,000   Genworth Financial, Inc. 6%,
               Class "A" Pfd. ................................           280,240
     4,000   MetLife, Inc. 6 3/8%, Pfd. ......................           109,400
     2,000   Reinsurance Group of America, Inc.
               5 3/4%, Pfd. ..................................           118,500
     8,000   UnumProvident Corp. 8 1/4%, Pfd. ................           314,400
                                                                      ----------
                                                                         951,915
             INSURANCE -- PROPERTY/CASUALTY (0.8%)
     8,000   Chubb Corp. (The) 7%, Pfd. ......................           269,040

             MACHINERY (0.7%)
     2,000   Cummins Capital Trust I 7%, Pfd. ................           181,250
     2,000   United Rentals Trust I 6 1/2%, Pfd. .............            80,750
                                                                      ----------
                                                                         262,000

             MEDICAL SUPPLIES (0.6%)
     4,000   Baxter International, Inc. 7%, Pfd. .............           216,680

             METALS & MINING -- DIVERSIFIED (0.6%)
       200   Freeport-McMoRan Copper & Gold,
               Inc. 5 1/2%, Pfd. .............................           219,875

             NATURAL GAS -- DISTRIBUTION (0.4%)
     2,000   Southern Union Co. 5 3/4%, Pfd. .................           143,260

             NATURAL GAS -- DIVERSIFIED (0.6%)
     2,000   Williams Companies, Inc. (The)
               5 1/2%, Pfd. ..................................           210,000

             OFFICE EQUIPMENT & SUPPLIES (0.6%)
     2,000   Xerox Corp. 6 1/4%, Series "C" Pfd. .............           231,000

             OILFIELD SERVICES/EQUIPMENT (0.5%)
     4,000   Hanover Compressor Co. 7 1/4%, Pfd. .............           190,000

             PETROLEUM -- INTEGRATED (1.2%)
     4,000   Amerada Hess Corp. 7%, Pfd. .....................           426,240

             PETROLEUM -- PRODUCING (0.8%)
       150   Chesapeake Energy Corp. 5%, Pfd. ................           302,813

             PHARMACY (0.6%)
     3,000   Omnicare, Inc. 4%, Series "B" Pfd. ..............           210,000

             POWER (0.9%)
     7,000   AES Trust III 6 3/4%, Pfd. ......................           324,100

             R.E.I.T. (0.5%)
     3,000   Simon Property Group, Inc. 6%, Pfd. .............           186,000


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

   Shares                                                                Value
--------------------------------------------------------------------------------

             TELECOMMUNICATIONS EQUIPMENT (1.1%)
       400   Lucent Technologies Capital Trust I
               7 3/4%, Pfd. ..................................        $  397,850

             THRIFT (1.3%)
     5,000   Sovereign Cap Trust IV 4 3/8%, Pfd ..............           224,255
     5,000   Washington Mutual Capital Trust I
               5 3/8%, Pfd. ..................................           252,500
                                                                      ----------
                                                                         476,755
             TOTAL CONVERTIBLE PREFERRED STOCKS
               (Cost $7,706,909) .............................         8,143,331
                                                                      ----------
COMMON STOCKS (10.9%)

             AEROSPACE/DEFENSE (0.8%)
     2,504   L-3 Communications Holdings, Inc. ...............           194,861
     1,668   Northrop Grumman Corp. ..........................            89,488
                                                                      ----------
                                                                         284,349
             AIR TRANSPORT (0.3%)
     1,000   FedEx Corp. .....................................            91,930

             BANK (0.2%)
     2,186   Commerce Bancorp, Inc. ..........................            66,607

             BIOTECHNOLOGY (0.2%)
     1,000   Amgen, Inc.+ ....................................            75,760

             BUILDING MATERIALS (0.2%)
     1,000   Watsco, Inc. ....................................            56,830

             CEMENT & AGGREGATES (0.2%)
     1,000   Florida Rock Industries, Inc. ...................            56,900

             COAL (0.9%)
     1,000   Arch Coal, Inc. .................................            77,070
     1,000   CONSOL Energy, Inc. .............................            60,900
     2,000   Joy Global, Inc. ................................            91,740
     1,000   Peabody Energy Corp. ............................            78,160
                                                                      ----------
                                                                         307,870
             COMPUTER SOFTWARE & SERVICES (0.3%)
     2,000   Affiliated Computer Services, Inc.
               Class "A"+ ....................................           108,220

             DIVERSIFIED COMPANIES (0.3%)
       470   Acco Brands Corp.+ ..............................            11,426
     1,000   ITT Industries, Inc. ............................           101,600
                                                                      ----------
                                                                         113,026
             DRUG (0.3%)
     1,000   Celgene Corp.+ ..................................            56,100
     1,000   Gilead Sciences, Inc.+ ..........................            47,250
                                                                      ----------
                                                                         103,350
             ELECTRICAL EQUIPMENT (0.2%)
     2,000   Thomas & Betts Corp.+ ...........................            77,840

             ELECTRONICS (0.1%)
     2,000   MEMC Electronic Materials, Inc.+ ................            35,880

             FINANCIAL SERVICES -- DIVERSIFIED (0.1%)
     1,000   Citigroup, Inc. .................................            45,780

             FOREIGN ELECTRONICS (0.1%)
     1,000   CANON, Inc. (ADR) ...............................            53,070

             HOTEL/GAMING (0.2%)
     1,000   Harrah's Entertainment, Inc. ....................            60,480

             INFORMATION SERVICES (0.2%)
     1,000   Getty Images, Inc.+ .............................            83,010

             INSURANCE -- LIFE (0.2%)
     1,034   Prudential Financial, Inc. ......................            75,265

             INSURANCE PROPERTY -- CASUALTY (0.1%)
     1,000   Allmerica Financial Corp. .......................            38,100

             MACHINERY (0.1%)
     1,000   Ingersoll-Rand Company, Ltd.
               Class "A" .....................................            37,790

             MEDICAL SERVICES (1.3%)
     2,000   Aetna, Inc. .....................................           177,120
     1,000   PacifiCare Health Systems, Inc.+ ................            82,360
     2,000   UnitedHealth Group, Inc. ........................           115,780
     1,000   WellPoint, Inc.+ ................................            74,680
                                                                      ----------
                                                                         449,940
             MEDICAL SUPPLIES (0.3%)
     2,000   Fisher Scientific International, Inc.+ ..........           113,000

             METAL FABRICATING (0.1%)
     1,000   Lone Star Technologies, Inc.+ ...................            45,750


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                               Value Line Convertible Fund, Inc.

                                                                October 31, 2005
--------------------------------------------------------------------------------

   Shares                                                                Value
--------------------------------------------------------------------------------

             METALS & MINING -- DIVERSIFIED (0.3%)
     2,000   BHP Billiton Ltd. (ADR) .........................       $    62,100
     1,000   Inco Ltd. .......................................            40,220
                                                                     -----------
                                                                         102,320
             NATURAL GAS -- DIVERSIFIED (0.4%)
     1,000   Devon Energy Corp. ..............................            60,380
     2,000   XTO Energy, Inc. ................................            86,920
                                                                     -----------
                                                                         147,300
             PETROLEUM -- INTEGRATED (0.6%)
     2,000   ConocoPhillips ..................................           130,760
     1,000   Occidental Petroleum Corp. ......................            78,880
                                                                     -----------
                                                                         209,640
             PHARMACY (0.2%)
     1,000   Express Scripts, Inc.+ ..........................            75,410

             R.E.I.T. (0.9%)
     1,000   CenterPoint Properties Trust ....................            45,560
     1,000   General Growth Properties, Inc. .................            42,480
     1,000   SL Green Realty Corp. ...........................            68,030
     2,000   Vornado Realty Trust ............................           162,000
                                                                     -----------
                                                                         318,070

             RAILROAD (0.2%)
     1,000   Canadian National Railway Co. ...................            72,480

             RECREATION (0.2%)
     2,000   Polaris Industries, Inc. ........................            90,180

             SECURITIES BROKERAGE (0.3%)
     1,000   Lehman Brothers Holdings, Inc. ..................           119,670

             SEMICONDUCTOR (0.0%)
       534   Freescale Semiconductor, Inc.
               Class "B"+ ....................................            12,752

             TELECOMMUNICATIONS EQUIPMENT (0.2%)
     2,000   QUALCOMM, Inc. ..................................            79,520

             THRIFT (0.9%)
     8,241   Washington Mutual, Inc. .........................           326,344
                                                                     -----------
             TOTAL COMMON STOCKS
               (Cost $3,382,896) .............................         3,934,433
                                                                     -----------
             TOTAL INVESTMENT SECURITIES (91.6%)
               (Cost $31,232,258) ............................        32,883,978
                                                                     -----------

 Principal
   Amount                                                               Value
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (8.1%)
(Including accrued interest)
$1,400,000   With UBS Warburg, LLC, 3.89%, dated
               10/31/05, due 11/1/05, delivery
               value $1,400,151 (collateralized by
               $1,400,000 U.S. Treasury Bonds
               6.5%, due 11/15/26, with a value of
               $1,431,966) ...................................       $ 1,400,151

 1,500,000   With Morgan Stanley Dean Witter and
               Co., 3.88%, dated 10/31/05, due
               11/1/05, delivery value $1,500,162
               (collateralized by $1,500,000 U.S.
               Treasury Bonds 6.5%, due 11/15/26,
               with a value of $1,535,586)....................         1,500,162
                                                                     -----------
             TOTAL REPURCHASE
               AGREEMENT
               (Amortized Cost $2,900,313)
                                                                       2,900,313
                                                                     -----------
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES (0.3%) ...............................           119,437
                                                                     -----------
NET ASSETS (100.0%) ..........................................       $35,903,728
                                                                     ===========
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  OUTSTANDING SHARE
  ($35,903,728 [divided by] 3,050,216
  shares outstanding).........................................       $     11.77
                                                                     ===========

* Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

** Rate at 10/31/2005. Floating rate changes semi-annually.

*** Rate at 10/31/2005. Floating rate changes quarterly.

+ Non-income producing security

(ADR) American Depositary Receipts


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Statement of Assets and Liabilities
at October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $31,232,258) ...................................       $ 32,883,978
Repurchase agreements
   (Cost -- $2,900,313) ....................................          2,900,313
Receivable for securities sold .............................          1,342,967
Interest and dividends receivable ..........................            194,353
Cash .......................................................            105,082
Receivable for capital shares sold .........................              9,894
                                                                   ------------
     Total Assets ..........................................         37,436,587
                                                                   ------------
Liabilities:
Payable for securities purchased ...........................          1,259,091
Payable for capital shares repurchased .....................            164,621
Accrued expenses:
   Advisory fee ............................................             23,070
   Service and distribution plan fees payable ..............              7,690
   Other ...................................................             78,387
                                                                   ------------
     Total Liabilities .....................................          1,532,859
                                                                   ------------
Net Assets .................................................       $ 35,903,728
                                                                   ============
Net assets consist of:
Capital stock, at $1.00 par value
   (authorized 50,000,000, outstanding
   3,050,216 shares) .......................................       $  3,050,216
Additional paid-in capital .................................         33,646,440
Undistributed net investment income ........................             80,767
Accumulated net realized loss
   on investments ..........................................         (2,525,415)
Net unrealized appreciation of investments .................          1,651,720
                                                                   ------------
Net Assets .................................................       $ 35,903,728
                                                                   ============
Net Asset Value, Offering and Redemption
   Price per Outstanding Share
   ($35,903,728 [divided by] 3,050,216 shares
   outstanding) ............................................       $      11.77
                                                                   ============


Statement of Operations
for the Six Months Ended October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest ...................................................       $    338,584
Dividends (Net of foreign withholding
   tax of $133) ............................................            254,731
                                                                   ------------
   Total Income ............................................            593,315
                                                                   ------------
Expenses:
Advisory fee ...............................................            143,888
Service and distribution plan fee ..........................             47,962
Auditing and legal fees ....................................             33,120
Transfer agent fees ........................................             15,640
Printing ...................................................             14,720
Directors' fees and expenses ...............................             11,960
Registration and filing fees ...............................             11,040
Quote charge ...............................................             10,120
Custodian fees .............................................              9,922
Insurance, dues and other ..................................              5,152
Postage ....................................................              4,600
Telephone ..................................................              1,840
                                                                   ------------
   Total Expenses Before Custody Credits ...................            309,964
   Less: Custody Credits ...................................             (2,562)
                                                                   ------------
   Net Expenses ............................................            307,402
                                                                   ------------
Net Investment Income ......................................            285,913
                                                                   ------------
Net Realized and Unrealized Gain
   on Investments:
   Net Realized Gain .......................................            773,103
   Change in Net Unrealized Appreciation ...................          1,596,351
                                                                   ------------
Net Realized Gain and Change in
   Net Unrealied Appreciation
   on Investments ..........................................          2,369,454
                                                                   ------------
Net Increase in Net Assets
   from Operations .........................................       $  2,655,367
                                                                   ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                               Value Line Convertible Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended October 31, 2005 (unaudited)
and the Year Ended April 30, 2005
--------------------------------------------------------------------------------

                                                                   Six Months Ended
                                                                   October 31, 2005     Year Ended
                                                                      (unaudited)     April 30, 2005
                                                                  ----------------------------------
Operations:
 Net investment income ........................................      $    285,913     $     727,366
 Net realized gain on investments .............................           773,103           970,702
 Change in net unrealized appreciation (depreciation) .........         1,596,351        (1,589,453)
                                                                     ------------------------------
Net increase in net assets from operations ....................         2,655,367           108,615
                                                                     ------------------------------
Distributions to Shareholders:
 Net investment income ........................................          (200,862)         (936,353)
                                                                     ------------------------------
Capital Share Transactions:
 Proceeds from sale of shares .................................           549,209         5,582,012
 Proceeds from reinvestment of distributions to shareholders ..           169,367           781,645
 Cost of shares repurchased ...................................        (5,934,072)      (10,373,291)
                                                                     ------------------------------
 Net decrease from capital share transactions .................        (5,215,496)       (4,009,634)
                                                                     ------------------------------
Total Decrease in Net Assets ..................................        (2,760,991)       (4,837,372)
Net Assets:
 Beginning of period ..........................................        38,664,719        43,502,091
                                                                     ------------------------------
 End of period ................................................      $ 35,903,728     $  38,664,719
                                                                     ==============================
Undistributed net investment income (loss), at end of period ..      $     80,767     $      (4,284)
                                                                     ==============================


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)                       October 31, 2005
--------------------------------------------------------------------------------

1.    Significant Accounting Policies

Value Line Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term exceeds 60 days. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities market or the specific issuer.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification.

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide


--------------------------------------------------------------------------------
14

                                               Value Line Convertible Fund, Inc.

Notes to Financial Statements (unaudited)                       October 31, 2005
--------------------------------------------------------------------------------

general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.    Capital Share Transactions

Transactions in capital stock were as follows:

                                               Six Months Ended    Year Ended
                                               October 31, 2005    April 30,
                                                  (unaudited)         2005
                                               ------------------------------
Shares sold ................................        47,030           492,888
Shares issued to
   shareholders in
   reinvestment of
   dividends ...............................        14,496            68,478
                                                  --------------------------
                                                    61,526           561,366
Shares repurchased .........................      (507,303)         (913,156)
                                                  --------------------------
Net decrease ...............................      (445,777)         (351,790)
                                                  ==========================

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                          Six Months Ended
                                                          October 31, 2005
                                                            (unaudited)
                                                         -----------------
Purchases:
   Investment securities ........................            $16,415,283
                                                             ===========
Sales or Redemptions:
   Investment securities ........................            $23,092,910
                                                             ===========

4.    Income Taxes

At October 31, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes ....................    $ 34,132,571
                                                             ============
Gross tax unrealized appreciation .......................       2,497,217
Gross tax unrealized depreciation .......................        (845,497)
                                                             ------------
Net tax unrealized appreciation on
   investments ..........................................    $  1,651,720
                                                             ============
Capital loss carryforward expiring
   October 31, 2011 .....................................    $  3,201,639
                                                             ============

5.    Investment Advisory Contract, Management Fees, and Transactions with
      Affiliates

An advisory fee of $143,888 was paid or payable to Value Line, Inc. (the "Adviser"), for the six months ended October 31, 2005. This was computed at the annual rate of 3/4 of 1% of average daily net assets during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the six months ended October 31, 2005, fees amounting to $47,962 were paid or payable to the Distributor under this plan.

For the six months ended October 31, 2005, the Fund's expenses were reduced by $2,562 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            Six Months
                                               Ended
                                          October 31, 2005                       Years Ended April 30,
                                          -----------------------------------------------------------------------------------
                                          (unaudited)       2005          2004          2003         2002(2)          2001
                                          -----------------------------------------------------------------------------------
Net asset value, beginning of period ...  $    11.06     $    11.31    $    10.28    $    10.97    $    12.27      $    16.55
                                          -----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income .................         .09            .19           .28           .27           .33             .51
 Net gains or (losses) on securities
   (both realized and unrealized) ......         .68           (.19)         1.05          (.68)         (.97)          (2.44)
                                          -----------------------------------------------------------------------------------
 Total from investment operations ......         .77             --          1.33          (.41)         (.64)          (1.93)
                                          -----------------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income ..        (.06)          (.25)         (.30)         (.28)         (.41)           (.51)
 Distributions from net realized gains .          --             --            --            --          (.25)          (1.84)
                                          -----------------------------------------------------------------------------------
 Total distributions ...................        (.06)          (.25)         (.30)         (.28)         (.66)          (2.35)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period .........  $    11.77     $    11.06    $    11.31    $    10.28    $    10.97      $    12.27
                                          ===================================================================================
Total return ...........................        6.97%+         (.05%)       13.03%        (3.62%)       (5.24%)        (11.38%)
                                          ===================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)  $   35,904     $   38,665    $   43,502    $   44,075    $   58,464      $   67,240
Ratio of expenses to
 average net assets(1) .................        1.62%*         1.53%         1.51%         1.47%         1.31%           1.22%
Ratio of net investment income to
 average net assets ....................        1.49%*         1.68%         2.49%         2.66%         3.04%           3.37%
Portfolio turnover rate ................          45%+          122%          130%          128%           67%             50%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses net of custody credits would have been 1.60% for the six months ended October 31, 2005, 1.52% for the year ended April 30, 2005, 1.50% for the year ended April 30, 2004, unchanged for the years ended April 30, 2003 and 2002 and 1.21% for the year ended April 30, 2001.

(2) Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended April 30, 2002 on net investment income and net realized and unrealized gains and losses was ($.04) per share. The effect of this change was to decrease the ratio of net investment income to average net assets from 3.41% to 3.04%. Per share data and ratios for years prior to May 1, 2001 have not been restated to reflect this change in accounting policy.

+     Not annualized

*     Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                               Value Line Convertible Fund, Inc.

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 14
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").
-----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
-----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 82                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
-----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18

                                               Value Line Convertible Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation                           Other
                                                   Length of     During the                           Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                         Held by Director
-------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                Williams College, since 1999;
Saratoga Springs, NY 12866                                       President Emeritus, Skidmore
Age 70                                                           College since 1999 and President,
                                                                 1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                  Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                              Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                               since April 1, 2004; Senior
Age 56                                                           Financial Advisor, Hawthorne,
                                                                 2001-2004.
-------------------------------------------------------------------------------------------------------------------------
Officers
--------
Jeffrey Geffen               Vice President        Since 2001    Portfolio Manager with the
Age 56                                                           Adviser since 2001, Vice
                                                                 President Investments, Morgan
                                                                 Stanley Dean Witter Advisors,
                                                                 1989-2001.
-------------------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President        Since 2001    Portfolio Manager with
Age 43                                                           the Adviser.
-------------------------------------------------------------------------------------------------------------------------
George Graham                Vice President        Since 2001    Editor, Value Line Convertible
Age 52                                                           Survey since 1998; Senior
                                                                 Convertibles Analyst with
                                                                 the Adviser.
-------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 48                       Secretary and                       Compliance Officer of the
                             Chief Compliance                    Adviser. Director and Vice
                             Officer                             President of the Distributor.
-------------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer             Since 2005    Treasurer of the Adviser since
Age 46                                                           2005. Chief Financial Officer/
                                                                 Corporate Controller of the
                                                                 Adviser until 2005.
-------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Vice President and Secretary of
Age 51                       Assistant Secretary                 the Adviser.
-------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line Convertible Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President

                    Jeffrey Geffen
                    Vice President

                    Bradley Brooks
                    Vice President

                    George Graham
                    Vice President

                    David T. Henigson
                    Vice President,
                    Secretary

                    Stephen R. Anastasio
                    Treasurer

                    Howard A. Brecher
                    Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #534006

Item 2. Code of Ethics

            Not applicable.

Item 3. Audit Committee Financial Expert.

            Not applicable.

Item 9. Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

      (a)   Not applicable.

      (b)   (1)   Certification pursuant to Rule 30a-2 under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant tot he requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Value Line Convertible Fund, Inc.


By       /s/ Jean B. Buttner
         ----------------------------------------------------------------
         Jean B. Buttner, President

Date:    01/03/2006
         ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         ----------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Jean B. Buttner
         ----------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    01/03/2006
         ------------------------------------